CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Net loss	$ (4,373,667)	$ (5,613,421)	$ (7,306,726)	$ (4,958,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	27,402	26,365	32,413	38,524
Warrant repricing expense	0	345,841	345,841	0
Loss on debt conversion	376,909	558,198	558,198	0
Stock based compensation	887,607	1,880,150	2,186,309	202,844
Amortization of debt discount and deferred financing costs	215,376	65,637	220,439	517,233
Common stock issued for services	33,600	0
Loss on share for warrant exchanges	130,214	0
Changes in operating assets and liabilities:
Accounts receivable	0	199,471	199,471	(6,130)
Prepaid expenses and other current assets	23,014	21,522	15,743	19,841
Other assets			7,518	(95,638)
Accounts payable and other current liabilities	(219,806)	51,053	322,140	(46,365)
Due to related parties	6,600	(86,750)	(87,246)	(1,000)
Net cash used in operating activities	(2,892,751)	(2,551,934)	(3,505,900)	(4,329,307)
Cash flows from investing activities:
Purchases of property and equipment	(23,705)	(2,961)	(16,433)	(9,307)
Net cash used in investing activities	(23,705)	(2,961)	(16,433)	(9,307)
Cash flows from financing activities:
Cash paid for repurchase of restricted stock units	(198,527)	(71,993)	(378,518)	0
Proceeds from the issuance of convertible notes payable	0	577,460	577,460	0
Net proceeds from the issuance of common stock and warrants	7,166,081	554,306	2,759,355	5,606,755
Net cash provided by financing activities	6,967,554	1,059,773	2,958,297	5,606,755
Net increase (decrease) in cash	4,051,098	(1,495,122)	(564,036)	1,268,141
Cash at beginning of year	1,559,701	2,123,737	2,123,737	855,596
Cash at end of year	5,610,799	628,615	1,559,701	2,123,737
Supplement information for non-cash investing and financing activities:
Conversion of debt, accrued liabilities and accrued interest to common stock			144,719	0
Reclassification of accrued interest to convertible notes payable	0	85,031	85,031	0
Issuance of shares for warrants			198	0
Issuance of shares under vested restricted stock units	120	33	150	0
Issuance of shares under cashless warrant exercises	0	3	3	5
Debt discount on convertible notes payable	0	863,868	$ 783,868	$ 0
Issuance of shares under conversions of convertible notes payable and related accrued interest	$ 362,765	$ 61,766